Notes Payable (Details) - Schedule of Notes Payable (Parentheticals) - Notes Payable [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes Payable (Details) - Schedule of Notes Payable (Parentheticals) [Line Items]
Amortizing promissory note	6.00%	6.00%
Subordinated promissory notes	6.00%	6.00%
OID subordinated promissory notes	20.00%	20.00%